CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
CASH FLOW INFORMATION
CASH FLOW INFORMATION

NOTE 24 – CASH FLOW INFORMATION

Net debt is calculated as total borrowings and lease liabilities less cash and cash equivalents. Movements in net debt for the year ended 31 December 2025, 2024 and 2023 is as follows;

2025	Lease liabilities	Bank borrowings	Total

1 January	1,299,459	2,202,507	3,501,966

Increase in lease liabilities	1,401,071	—	1,401,071
Cash inflows	—	8,389,902	8,389,902
Cash outflows	(1,123,562)	(9,859,023)	(10,982,585)
Other non-cash movements (*)	617,598	264,024	881,622
Monetary gain	(365,292)	(400,860)	(766,152)

31 December	1,829,274	596,550	2,425,824

Less: cash and cash equivalents			(11,307,632)

Net debt			(8,881,808)

2024	Lease liabilities	Bank borrowings	Total

1 January	522,330	352,034	874,364

Increase in lease liabilities	1,326,150	—	1,326,150
Cash inflows	—	6,837,080	6,837,080
Cash outflows	(616,958)	(4,962,417)	(5,579,375)
Other non-cash movements (*)	278,383	373,556	651,939
Monetary gain	(210,446)	(397,746)	(608,192)

31 December	1,299,459	2,202,507	3,501,966

Less: cash and cash equivalents			(8,835,465)

Net debt			(5,333,499)

NOTE 24 – CASH FLOW INFORMATION (continued)

2023	Lease liabilities	Bank borrowings	Total

1 January	816,980	74,648	891,628

Increase in lease liabilities	470,347	—	470,347
Cash inflows	—	1,091,058	1,091,058
Cash outflows	(581,069)	(717,660)	(1,298,729)
Other non-cash movements(*)	145,554	18,782	164,336
Monetary gain	(329,482)	(114,794)	(444,276)

31 December	522,330	352,034	874,364

Less: cash and cash equivalents			(10,393,941)

Net debt			(9,519,577)
(*)	Other non-cash movements mainly consist of interest accruals.